Borrowings - With-profits businesses (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Borrowings attributable to with-profits businesses
Borrowings
Borrowings	£ 238	£ 19
Borrowings attributable to with-profits businesses | Continuing and discontinued operations
Borrowings
Borrowings		3,940
Borrowings attributable to with-profits businesses | UK & Europe Operations (M&G Prudential)
Borrowings
Borrowings		3,921
Non-recourse borrowings of consolidated investment funds | Continuing and discontinued operations
Borrowings
Borrowings		3,845
Other borrowings (predominantly obligations under leases)
Borrowings
Borrowings	238
Other borrowings (predominantly obligations under leases) | Continuing and discontinued operations
Borrowings
Borrowings		£ 95
Lease liability
Borrowings
Borrowings	£ 213